Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Condensed Consolidated Statements Of Operations
Revenues
Cost of revenues
Gross profit
Operating expenses
Payroll and related expenses	126,546	190,348	264,949	410,652	553,199	803,426
Consulting	211,611	152,651	332,029	1,365,541	2,081,714	867,356
Professional fees	55,578	97,031	104,283	208,375	332,767	614,935
Research and development	31,970	6,484	111,798	19,253	251,724	824,711
General and administrative	73,548	135,338	143,038	598,291	738,816	1,939,230
Total operating expenses	499,253	581,852	956,097	2,602,112	3,958,220	5,049,658
Operating loss	(499,253)	(581,852)	(956,097)	(2,602,112)	(3,958,220)	(5,049,658)
Other income (expense)
Interest expense, net	(351,326)	(445,488)	(566,346)	(816,731)	(1,186,008)	(75,145)
Change in fair value of derivative liability	127,087	901,689	(1,537,400)	754,812	4,959,062	(50,237)
Loss on extinguishment of debt		(572,289)		(572,289)	(628,510)
Legal Settlement - replacement warrants						(1,764,450)
Legal settlement - other					(42,210)
Net loss	(723,492)	(697,940)	(3,059,843)	(3,236,320)	(855,886)	(6,939,490)
Less: Noncontrolling interest in net loss	(2,986)	(2,165)	(6,388)	(5,745)	(11,717)	(16,390)
Net loss attributable to Cool Technologies, Inc.					(844,169)	(6,923,100)
Net loss to shareholders	$ (720,506)	$ (695,775)	$ (3,053,455)	$ (3,230,575)
Net loss per common share: Basic and diluted	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.01)	$ (0.10)
Weighted average common shares outstanding: Basic and diluted	121,158,343	82,148,475	117,073,968	88,558,027	84,894,351	64,586,781